Northbrook Life Insurance Company
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847 402-6461
                             Facsimile 847 402-3781
                          E-Mail bteichne@allstate.com


BRUCE A. TEICHNER
ASSOCIATE COUNSEL


                                February 4, 2000


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Northbrook Variable Annuity Account II ("Registrant") File No. 333-93871
                  CIK No.  0000864922

Commissioners:

On behalf of the Registrant, I certify that, under Rule 497(j) of the Securities Act, the form of prospectus and statement of additional information, dated January 31, 2000, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the Registrant's most recent post-effective amendment was filed electronically via EDGAR on January 28, 2000.

Please contact me at (847) 402-6461 should you have any questions regarding this certification or require additional information.

Sincerely,


/s/ BRUCE A. TEICHNER
---------------------
Bruce A. Teichner